Vessels and Equipment, Net - Schedule of Vessels and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement in Property, Plant and Equipment [Roll Forward]
Additions	$ (121)
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Charge	(41,846)	$ (28,747)	$ (17,412)
Vessels and equipment, net book value	1,856,461	1,147,274
Vessels and equipment
Movement in Property, Plant and Equipment [Roll Forward]
Beginning balance, cost	1,193,415	829,884
Additions		0
Newbuildings	751,147	363,531
Disposals	0	0
Ending balance, cost	1,944,441	1,193,415	829,884
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Beginning balance	(46,141)	(17,406)
Charge	(41,839)	(28,735)
Disposals	0	0
Ending balance	(87,980)	(46,141)	(17,406)
Vessels and equipment, net book value	1,856,461	1,147,274	812,478
Vessels and equipment
Movement in Property, Plant and Equipment [Roll Forward]
Beginning balance, cost	1,178,415	819,884
Additions	(121)	0
Newbuildings	741,147	358,531
Disposals	0	0
Ending balance, cost	1,919,441	1,178,415	819,884
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Beginning balance	(42,211)	(15,931)
Charge	(38,159)	(26,280)
Disposals	0	0
Ending balance	(80,370)	(42,211)	(15,931)
Vessels and equipment, net book value	1,839,071	1,136,204	803,953
Dry-docking
Movement in Property, Plant and Equipment [Roll Forward]
Beginning balance, cost	15,000	10,000
Additions	0	0
Newbuildings	10,000	5,000
Disposals	0	0
Ending balance, cost	25,000	15,000	10,000
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Beginning balance	(3,930)	(1,475)
Charge	(3,680)	(2,455)
Disposals	0	0
Ending balance	(7,610)	(3,930)	(1,475)
Vessels and equipment, net book value	$ 17,390	$ 11,070	$ 8,525